Putnam Investments
                                                    One Post Office Square
                                                    Boston, MA 02109
                                                    January 31, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: PUTNAM U.S. GOVERNMENT INCOME TRUST (Reg. No. 2-87624) (811-3897)
    (the "Fund") Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective
Amendment No. 20 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 29, 2001.

     Comments or questions concerning this certificate may be directed to Beth Werths at 1-800-225-2465, ext. 11913.

                                       Very truly yours,

                                       PUTNAM U.S. GOVERNMENT INCOME TRUST

                                       /s/ Gordon H. Silver
                                   By: -----------------------------------
                                       Gordon H. Silver
                                       Vice President


cc: John Towers, Esq.